Staff costs - Summary of Staff Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Salaries and wages	€ 70,272	€ 46,100	€ 43,475
Social security costs	5,639	4,800	4,318
Other pension costs	2,066	1,645	1,317
Employee benefits expense	€ 77,977	€ 52,545	€ 49,110